Above market acquired charters	12 Months Ended
Dec. 31, 2018
Above market acquired charters [Abstract]
Above market acquired charters

6. Above market acquired charters

On May 4, 2018 the Partnership acquired the shares of the company owning the M/T Anikitos from CMTC including a time charter attached to the vessel with a time charter daily rate exceeding the market rate for equivalent time charters prevailing at the time of acquisition. The value allocated to the above market acquired time charter of $496 was determined on the basis of the relative fair values of the assets in the asset group acquired. The fair value of the time charter representing the difference between the time charter rate at which the vessel was fixed and the market rate for comparable charters as determined by reference to market data on the acquisition date and was recorded as an asset in the consolidated balance sheet as of the acquisition date under “above market acquired charters” (Note 5).

On January 17, 2018 the Partnership acquired the shares of the company owning the M/T Aristaios from CMTC including a time charter attached to the vessel with a time charter daily rate exceeding the market rate for equivalent time charters prevailing at the time of acquisition. The value allocated to the above market acquired time charter of $9,545 was determined on the basis of the relative fair values of the assets in the asset group acquired. The fair value of the time charter representing the difference between the time charter rate at which the vessel was fixed and the market rate for comparable charters as determined by reference to market data on the acquisition date and was recorded as an asset in the consolidated balance sheet as of the acquisition date under “above market acquired charters” (Note 5).

For the years ended December 31, 2018, 2017 and 2016 revenues were reduced by $16,890, $15,208 and $14,542 corresponding to the amortization of the above market acquired charters, respectively.

An analysis of above market acquired charters is as follows:

Above market acquired charters	Book Value
Carrying amount as at January 1, 2017	$90,243

Amortization	$ (15,208)

Carrying amount as at December 31, 2017	$75,035

Acquisitions	$ 10,041
Amortization	$ (16,890)

Carrying amount as at December 31, 2018	$68,186

As of December 31, 2018 the remaining carrying amount of unamortized above market acquired time charters was $68,186 and will be amortized in future years as follows:

For the year ending December 31,	Amount
2019	$17,084
2020	$14,287
2021	$10,652
2022	$8,371
2023	$8,371
Thereafter	$9,421

Total	$ 68,186